Consolidated statement of financial position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Property, plant and equipment	$ 917,066	$ 820,722	$ 259,229
Goodwill	28,484	28,484	0
Other intangible assets	34,029	31,600	1,021
Right-of-use-assets	16,624
Trade and other receivables	15,883	20,191	297
Deferred income tax	476
Total non-current assets	1,012,562	900,997	260,547
Current assets
Inventories	19,106	18,187	8,215
Trade and other receivables	93,437	86,050	56,274
Cash, bank balances and other short-term investments	260,028	80,908	36,835
Total current assets	372,571	185,145	101,324
Total assets	1,385,133	1,086,142	361,871
Shareholders' equity
Share capital	659,399	513,255	39,239
Share-based payment reserve	15,842	4,021
Legal Reserve			7,523
Voluntary reserve			385,033
Accumulated other comprehensive loss	(3,857)	(2,674)	(2,800)
Accumulated loss	(67,668)	(34,945)	(148,694)
Total shareholders' equity	603,716	479,657	280,301
Non-current liabilities
Deferred income tax liabilities	147,019	133,757	28,840
Leases liabilities	9,372
Provisions	21,146	16,186	15,902
Borrowings	389,096	294,415
Warrants	16,860	23,700
Employee defined benefit plans obligation	4,469	3,302	4,683
Other taxes and royalties payable			2
Accounts payable and accrued liabilities	419	1,007
Total non-current liabilities	588,381	472,367	49,427
Current liabilities
Provisions	3,423	4,140	925
Leases liabilities	7,395
Borrowings	62,317	10,352
Salaries and social security payable	12,553	6,348	2,540
Income tax payable	3,039	22,429	1,401
Other taxes and royalties payable	6,040	6,515	6,287
Accounts payable and accrued liabilities	98,269	84,334	20,990
Total current liabilities	193,036	134,118	32,143
Total liabilities	781,417	606,485	81,570
Total shareholders' equity and liabilities	$ 1,385,133	$ 1,086,142	$ 361,871